INCOME TAXES - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carry forwards		$ 32,914
PRC
Income taxes
Statutory income tax rate (as a percent)		25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)		10.00%
Net operating loss carry forwards		$ 22,413	$ 29,707
PHILIPPINES
Income taxes
Effective Income Tax Rate Reconciliation, Percent		30.00%	30.00%
Foreign Tax Authority [Member] | Profit Slab One [Member]
Income taxes
Effective Income Tax Rate Reconciliation, Percent	8.25%
Effective Tax Rate Terms And Conditions	profits tax rate for the first HKD 2 million
Foreign Tax Authority [Member] | Profit Slab Two [Member]
Income taxes
Effective Income Tax Rate Reconciliation, Percent	16.50%
Effective Tax Rate Terms And Conditions	profits exceeding HKD 2 million
Expiration by 2021
Income taxes
Net operating loss carry forwards		$ 4,569
Expiration by 2022
Income taxes
Net operating loss carry forwards		7,053
Expiration by 2023
Income taxes
Net operating loss carry forwards		10,579
Expiration by 2024
Income taxes
Net operating loss carry forwards		6,980
Expiration by 2025
Income taxes
Net operating loss carry forwards		3,733
No Expiration | Hong Kong
Income taxes
Net operating loss carry forwards		47
No Expiration | United States
Income taxes
Net operating loss carry forwards		$ 66,649